Document and Entity Information	May 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2021
Entity Registrant Name	HARVEST HEALTH & RECREATION INC.
Entity Central Index Key	0001760439
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	000-56224
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	84-3264202
Entity Address, Address Line One	1155 W. Rio Salado Parkway
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	480
Local Phone Number	494-2261
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false